Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRSs")	12 Months Ended
Dec. 31, 2019
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Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRSs")
4.
APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS), INTERNATIONAL ACCOUNTING STANDARDS (IAS), IFRIC INTERPRETATIONS (IFRIC), AND SIC INTERPRETATIONS (SIC) ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (IASB) (collectively, “IFRSs”).

a.	Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year

New, Revised or Amended Standards and Interpretations	Effective Date Issued by IASB
Annual Improvements to IFRSs 2015-2017 Cycl e	January 1, 2019
Amendments to IFRS 9 “Prepayment Features with Negative Compensation”	January 1, 2019
IFRS 16 “Leases”	January 1, 2019
Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”	January 1, 2019 (Note)
Amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”	January 1, 2019
IFRIC 23 “Uncertainty over Income Tax Treatments”	January 1, 2019

Note:	The Company shall apply these amendments to plan amendments, curtailments or settlements occurring on or after January 1, 2019.
Except for the following, the Company believes that the adoption of aforementioned standards or interpretations did not have a significant effect on the Company’s accounting policies:

1)	IFRS 16 “Leases”
IFRS 16 sets out the accounting standards for leases that supersedes IAS 17 “Leases”, IFRIC 4 “Determining whether an Arrangement contains a Lease”, and a number of related interpretations. Refer to Note 5 for information relating to the relevant accounting policies.
Definition of a lease
The Company applies the guidance of IFRS 16 in determining whether contracts are, or contain, a lease only to contracts entered into (or changed) on or after January 1, 2019. Contracts identified as containing a lease under IAS 17 and IFRIC 4 are not reassessed and are accounted for in accordance with the transitional provisions under IFRS 16.
The Company as lessee
Except for payments for short-term leases which are recognized as expenses on a straight-line basis, the Company recognizes right-of-use
assets and lease liabilities for all leases on the consolidated statements of financial position. On the consolidated statements of profit or loss and other comprehensive income, the Company presents the depreciation expense charged on right-of-use
assets separately from the interest expense accrued on lease liabilities, which is computed using the effective interest method. On the consolidated statements of cash flows, cash payments for both the principal portion and the interest portion of lease liabilities are classified within financing activities.
The Company applies IFRS 16 retrospectively with the cumulative effect of the initial application recognized at the date of initial application but does not restate comparative information.
Leases agreements classified as operating leases under IAS 17, except for short-term leases, are measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate on January 1, 2019.
Right-of-use
assets are measured at an amount equal to the lease liabilities, adjusted by the amount of any prepaid or accrued lease payments.
Right-of-use
assets are subject to impairment testing under IAS 36.
The Company applied the following practical expedients to measure right-of-use
assets and lease liabilities on January 1, 2019 :

a)	The Company applied a single discount rate to a portfolio of leases with reasonably similar characteristics to measure lease liabilities.

b)	The Company accounted for those leases for which the lease term ends on or before December 31, 2019 as short-term leases.

c)	Except for lease payments, the Company excluded incremental costs of obtaining the lease from right-of-use assets on January 1, 2019.

d)	The Company determined lease terms (e.g. lease periods) based on the projected status on January 1, 2019, to measure lease liabilities.

The weighted average lessee’s incremental borrowing rate used by the Company to calculate lease liabilities recognized on January 1, 2019 is 1.46%. The reconciliation between the lease liabilities recognized and the future minimum lease payments of non-cancellable
operating lease on December 31, 2018 is presented as follows:

NT$
(In Millions)
The future minimum lease payments of non-cancellable operating lease on December 31, 201 8	$20,849.6
Less: Recognition exemption for short-term leases	(3,189.8)

Undiscounted gross amounts on January 1, 2019	$17,659.8

Discounted using the incremental borrowing rate on January 1, 2019	$16,465.6
Add: Adjustments as a result of a different treatment of extension and purchase options	3,438.0

Lease liabilities recognized on January 1, 2019	$19,903.6

The Company as lessor
Except for sublease transactions, the Company does not make any adjustments for leases in which it is a lessor, and accounts for those leases under IFRS 16 starting from January 1, 2019. On the basis of the remaining contractual terms and conditions on January 1, 2019, all of the Company’s subleases are classified as operating leases.
Impact on assets, liabilities and equity on January 1, 2019

	Carrying Amount as of December 31, 2018	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Other current asset s	$5,406.4	$(118.2)	$5,288.2
Right-of-use assets	—	20,082.9	20,082.9
Other noncurrent assets	1,584.6	(77.2)	1,507.4

Total effect on assets		$19,887.5

Accrued expenses and other current liabilities	61,760.6	$2,627.4	64,388.0
Lease liabilities - noncurrent	—	17,269.3	17,269.3
Other noncurrent liabilities	1,951.0	(9.2)	1,941.8

Total effect on liabilities		$19,887.5

Total effect on equity		$—

b.	New and revised standards, amendments and interpretations in issue but not yet effective

New, Revised or Amended Standards and Interpretations	Effective Date Issued by IASB
Amendments to IFRS 3 “Definition of a Business”	January 1, 2020 (Note 1)
Amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform”	January 1, 2020 (Note 2)
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020 (Note 3)
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2022

Note 1:
The Company shall apply these amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period.

Note 2:	The Company shall apply these amendments retrospectively for annual reporting periods beginning on or after January 1, 2020.

Note 3:	The Company shall apply these amendments prospectively for annual reporting periods beginning on or after January 1, 2020.
As of the date the accompanying consolidated financial statements were authorized for issue, the Company continues in evaluating the impact on its financial position and financial performance as a result of the initial adoption of the aforementioned standards or interpretations. The related impact will be disclosed when the Company completes the evaluation.